Trade and Other Receivables, net - Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Activity of allowance for credit losses related to trade and other receivables
Balance at beginning of year	$ (11)	$ (15)	$ (16)
Benefits (provisions), net	2	0	(2)
Amounts written off as uncollectible	1	3	2
Balance at end of year	$ (7)	$ (11)	$ (15)